Income taxes - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income (Loss) from Continuing Operations			$ 100	$ 100
Percentage of cumulative ownership change				50.00%
Unrecognized Tax Benefits, Period Increase (Decrease)			1,000	$ 800
Provision for income taxes	$ 0	$ 0	69	$ 69
Federal [Member]
Tax Credit Carryforward, Amount			6,500
Federal [Member] | Expiring By Two Thousand Thirty One
Operating Loss Carryforwards			142,900
CANADA
Operating Loss Carryforwards			71,600
Effect on Future Earnings, Offset Amount			5,700
Other state [Member] | Expiring By Two Thousand Thirty Five
Operating Loss Carryforwards			$ 49,900